Severance Indemnities And Pension Plans (Summary Of Assumptions Used In Computation) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	1.25%	1.55%	1.91%
Weighted-average assumptions used, Discount rates in determining benefit obligation	1.23%	1.25%	1.55%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	3.07%	3.31%	3.23%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	3.36%	3.07%	3.31%
Weighted-average assumptions used, Expected rates of return on plan assets	2.83%	2.78%	3.11%
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	4.25%	4.73%	5.67%
Weighted-average assumptions used, Discount rates in determining benefit obligation	4.87%	4.25%	4.73%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	4.58%	4.60%	4.67%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	4.64%	4.58%	4.60%
Weighted-average assumptions used, Expected rates of return on plan assets	6.98%	6.92%	7.49%
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	4.01%	4.70%	5.36%
Weighted-average assumptions used, Discount rates in determining benefit obligation	4.63%	4.01%	4.70%
Weighted-average assumptions used, Expected rates of return on plan assets	7.50%	7.50%	8.00%